[The following Prospectus supplement relates to the Berger/BIAM
International Fund and replaces in its entirety the Prospectus supplement dated October 15, 1996]

                    BERGER/BIAM INTERNATIONAL FUND

                  SUPPLEMENT DATED NOVEMBER 11, 1996
                 TO PROSPECTUS DATED OCTOBER 15, 1996

          On November 11, 1996, Bank of Ireland Asset Management (U.S.) Limited ("BIAM") completed the formation of its joint venture with Berger Associates, Inc. ("Berger Associates") as described in the Prospectus dated October 15, 1996, under the heading "Management and Investment Advice--Pending Sale of Interest in Advisor" by acquiring a 50% interest in BBOI Worldwide LLC, the investment advisor to the Berger/BIAM International Portfolio and the administrator to the Fund. Consummation of the joint venture will not change any of the service provider arrangements described in the Prospectus. BIAM will continue to provide day-to-day portfolio management as sub-advisor and Berger Associates will continue to provide administrative services as sub-administrator.


[The following Prospectus supplement relates to the Berger/BIAM
International Institutional Fund]

             BERGER/BIAM INTERNATIONAL INSTITUTIONAL FUND

                  SUPPLEMENT DATED NOVEMBER 11, 1996
                 TO PROSPECTUS DATED OCTOBER 15, 1996

          On November 11, 1996, Bank of Ireland Asset Management (U.S.) Limited ("BIAM") completed the formation of its joint venture with Berger Associates, Inc. ("Berger Associates") as described in the Prospectus dated October 15, 1996, under the heading "Management and Investment Advice--Pending Sale of Interest in Advisor" by acquiring a 50% interest in BBOI Worldwide LLC, the investment advisor to the Berger/BIAM International Portfolio and the administrator to the Fund. Consummation of the joint venture will not change any of the service provider arrangements described in the Prospectus. BIAM will continue to provide day-to-day portfolio management as sub-advisor and Berger Associates will continue to provide administrative services as sub-administrator.


[The following Prospectus supplement relates to the Berger/BIAM
International CORE Fund]

                  BERGER/BIAM INTERNATIONAL CORE FUND

                  SUPPLEMENT DATED NOVEMBER 11, 1996
                 TO PROSPECTUS DATED OCTOBER 15, 1996

          On November 11, 1996, Bank of Ireland Asset Management (U.S.) Limited ("BIAM") completed the formation of its joint venture with Berger Associates, Inc. ("Berger Associates") as described in the Prospectus dated October 15, 1996, under the heading "Management and Investment Advice--Pending Sale of Interest in Advisor" by acquiring a 50% interest in BBOI Worldwide LLC, the investment advisor to the Berger/BIAM International Portfolio and the administrator to the Fund. Consummation of the joint venture will not change any of the service provider arrangements described in the Prospectus. BIAM will continue to provide day-to-day portfolio management as sub-advisor and Berger Associates will continue to provide administrative services as sub-administrator.


[The following Statement of Additional Information supplement relates to the Berger/BIAM International Fund]

                    BERGER/BIAM INTERNATIONAL FUND

                  SUPPLEMENT DATED NOVEMBER 11, 1996
     TO STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 15, 1996

               The Statement of Additional Information dated October 15, 1996, is amended by the addition of the following as part of the information listed for Gerard M. Lavin under the heading "Management of the Fund":

               Member and Chairman of the Board of
               Managers and Chief Executive Officer on
               the Management Committee of BBOI
               Worldwide LLC since November 1996.

               The information about trustees and executive officers of the Trust under that same heading is further amended by the addition of the following information about Denis Curran, who was appointed as a trustee of the Trust effective November 1996:

          * DENIS CURRAN, Two Greenwich Plaza,
               Greenwich, CT 06830, age 49. President
               and a director since December 1994, and
               Senior Vice President and a director
               from September 1991 to December 1994, of
               Bank of Ireland Asset Management (U.S.)
               Limited (investment advisory firm).
               Member of the Board of Managers and
               Chief Executive Officer on the
               Management Committee of BBOI Worldwide
               LLC since November 1996.  Trustee of
               Berger/BIAM Worldwide Funds Trust and
               Berger/BIAM Worldwide Portfolios Trust
               since November 1996.

          ________________

          * Interested person (as defined in the Investment
          Company Act of 1940) of the Fund and of the Portfolio's Advisor or Sub-Advisor.

               The second paragraph in the Statement of Additional Information under the heading "Investment Advisor and Sub-Advisor-- Investment Advisor" is amended by deleting entirely the last sentence thereof, and by substituting the following for the third sentence thereof:

          However, the Advisor is owned jointly by Berger Associates, Inc. ("Berger Associates") and Bank of Ireland Asset Management (U.S.) Limited, which have both been in the investment advisory business for many years.


[The following Statement of Additional Information supplement relates to the Berger/BIAM International Institutional Fund]

             BERGER/BIAM INTERNATIONAL INSTITUTIONAL FUND

                  SUPPLEMENT DATED NOVEMBER 11, 1996
     TO STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 15, 1996

               The Statement of Additional Information dated October 15, 1996, is amended by the addition of the following as part of the information listed for Gerard M. Lavin under the heading "Management of the Fund":

               Member and Chairman of the Board of
               Managers and Chief Executive Officer on
               the Management Committee of BBOI
               Worldwide LLC since November 1996.

               The information about trustees and executive officers of the Trust under that same heading is further amended by the addition of the following information about Denis Curran, who was appointed as a trustee of the Trust effective November 1996:

          * DENIS CURRAN, Two Greenwich Plaza,
               Greenwich, CT 06830, age 49. President
               and a director since December 1994, and
               Senior Vice President and a director
               from September 1991 to December 1994, of
               Bank of Ireland Asset Management (U.S.)
               Limited (investment advisory firm).
               Member of the Board of Managers and
               Chief Executive Officer on the
               Management Committee of BBOI Worldwide
               LLC since November 1996.  Trustee of
               Berger/BIAM Worldwide Funds Trust and
               Berger/BIAM Worldwide Portfolios Trust
               since November 1996.

          ________________

          * Interested person (as defined in the Investment
          Company Act of 1940) of the Fund and of the Portfolio's Advisor or Sub-Advisor.

               The second paragraph in the Statement of Additional Information under the heading "Investment Advisor and Sub-Advisor-- Investment Advisor" is amended by deleting entirely the last sentence thereof, and by substituting the following for the third sentence thereof:

          However, the Advisor is owned jointly by Berger Associates, Inc. ("Berger Associates") and Bank of Ireland Asset Management (U.S.) Limited, which have both been in the investment advisory business for many years.


[The following Statement of Additional Information supplement relates to the Berger/BIAM International CORE Fund]

                  BERGER/BIAM INTERNATIONAL CORE FUND

                  SUPPLEMENT DATED NOVEMBER 11, 1996
     TO STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 15, 1996

               The Statement of Additional Information dated October 15, 1996, is amended by the addition of the following as part of the information listed for Gerard M. Lavin under the heading "Management of the Fund":

               Member and Chairman of the Board of
               Managers and Chief Executive Officer on
               the Management Committee of BBOI
               Worldwide LLC since November 1996.

               The information about trustees and executive officers of the Trust under that same heading is further amended by the addition of the following information about Denis Curran, who was appointed as a trustee of the Trust effective November 1996:

          * DENIS CURRAN, Two Greenwich Plaza,
               Greenwich, CT 06830, age 49. President
               and a director since December 1994, and
               Senior Vice President and a director
               from September 1991 to December 1994, of
               Bank of Ireland Asset Management (U.S.)
               Limited (investment advisory firm).
               Member of the Board of Managers and
               Chief Executive Officer on the
               Management Committee of BBOI Worldwide
               LLC since November 1996.  Trustee of
               Berger/BIAM Worldwide Funds Trust and
               Berger/BIAM Worldwide Portfolios Trust
               since November 1996.

          ________________

          * Interested person (as defined in the Investment
          Company Act of 1940) of the Fund and of the Portfolio's Advisor or Sub-Advisor.

               The second paragraph in the Statement of Additional Information under the heading "Investment Advisor and Sub-Advisor-- Investment Advisor" is amended by deleting entirely the last sentence thereof, and by substituting the following for the third sentence thereof:

          However, the Advisor is owned jointly by Berger Associates, Inc. ("Berger Associates") and Bank of Ireland Asset Management (U.S.) Limited, which have both been in the investment advisory business for many years.